Sensitivity analysis for Foreign currency exchange rates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) of income before income tax [Member]
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase	₩ (844,122)	₩ (1,101,372)
10% Decrease	844,122	1,101,372
Increase (decrease) of shareholder’s equity [Member]
Disclosure of Sensitivity analysis for Foreign currency exchange rates [Line Items]
10% Increase	(844,122)	(1,101,372)
10% Decrease	₩ 844,122	₩ 1,101,372